Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Corporate Legal Counsel [Member]
Disclosure of transactions between related parties [line items]
Amounts paid under contract for services	$ 72,498	$ 48,376
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts paid under contract for services	$ 120,000	$ 0